DESCRIPTION OF BUSINESS AND ORGANIZATION	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS AND ORGANIZATION
1.
DESCRIPTION OF BUSINESS AND ORGANIZATION

Endeavor Group Holdings, Inc. (the "Company" or "EGH") was incorporated as a Delaware corporation in January 2019. The Company was formed as a holding company for the purpose of completing an initial public offering ("IPO") and other related transactions in order to carry on the business of Endeavor Operating Company, LLC (d.b.a. Endeavor) and its subsidiaries (collectively, "Endeavor" or "EOC"). As the sole managing member of Endeavor Manager, LLC ("Endeavor Manager"), which in turn is the sole managing member of EOC, the Company operates and controls all the business and affairs of Endeavor, and through Endeavor and its subsidiaries, conducts the Company’s business. The Company is a global sports and entertainment company.

Prior to the IPO, Endeavor was owned by WME Holdco, LLC (which is referred to as "Holdco" herein and is principally owned by executive employees of the Company), affiliates of Silver Lake (which are collectively referred to as "Silver Lake" herein), and other investors and executive employees of the Company.

Initial Public Offering

On May 3, 2021, the Company closed an IPO of 24,495,000 shares of Class A common stock at a public offering price of $24.00 per share, which included 3,195,000 shares of Class A common stock issued pursuant to the underwriters’ option to purchase additional shares of Class A common stock. This option to purchase additional shares of Class A common stock closed on May 12, 2021.

Reorganization Transactions

Prior to the closing of the IPO, a series of reorganization transactions was completed. Subsequent to the closing of the IPO, several new and current investors purchased in the aggregate 75,584,747 shares of Class A common stock at a price per share of $24.00. Then, through a series of transactions, EOC acquired the equity interests of the then minority unitholders of Zuffa Parent, LLC (n/k/a TKO Operating Company, LLC ("TKO OpCo")), which owns and operates the Ultimate Fighting Championship ("UFC"). This resulted in EOC directly or indirectly owning 100% of the equity interests of TKO OpCo from May 3, 2021 until the closing of the Transactions as defined below. See Note 12 for additional information regarding the Reorganization Transactions.

World Wrestling Entertainment

On September 12, 2023, the Company completed the transactions involving the business combination of World Wrestling Entertainment, Inc. ("WWE"), which is a media and entertainment company, and TKO OpCo (the "Transactions"). As part of the Transactions, among other things, a new, publicly listed company, TKO Group Holdings, Inc. ("TKO"), was formed. Upon closing of the Transactions, Endeavor holds a controlling interest in TKO, which became a consolidated subsidiary of the Company. See Note 5 for additional information regarding the Transactions.